STROOCK & STROOCK & LAVAN LLP

180 MAIDEN LANE

NEW YORK, NY 10038-4982

February 20, 2015

Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC 20549
Attention: Deborah O’Neal-Johnson, Esq.

Re:	The Lazard Funds, Inc.
Post-Effective Amendment No. 103 to Registration Statement on Form N-1A (Registration Nos.: 811-06312; 33-40682)

Ladies and Gentlemen:

On behalf of the above-referenced fund (the “Fund”), transmitted for filing pursuant to Rule 485(a)(1) under the Securities Act of 1933, as amended, is Post-Effective Amendment No. 103 (the “Amendment”) to the Fund’s Registration Statement on Form N-1A. The prospectus and statement of additional information included in the Amendment are marked to show changes from the currently effective versions.

Specific changes being effected in the Amendment include:

i.	Adding an additional strategy for Lazard Master Alternatives Portfolio, the Emerging Markets Long/Short Equity Strategy;

ii.	Adding disclosure stating that each portfolio except Lazard US Small-Mid Cap Equity Portfolio and Lazard International Equity Portfolio may enter into futures contracts and/or swap agreements in an effort to protect the portfolio’s investments against a decline in the value of portfolio investments that could occur following the effective date of a shareholder’s redemption order and while the portfolio is selling securities to meet the redemption request;

iii.	Changing the format of the prospectus to include a full statement of each portfolio’s investment strategy and investment risks in response to Item 9 of Form N-1A, whereas the response to Item 9 previously only disclosed additional information (i.e., did not repeat information from the summary section);

iv.	As part of item iii above, moving certain strategy and risk disclosure from the summary section to the back of the prospectus (solely in to shorten the summary section to focus on principal investment strategies and principal risks and not to effect a change in any portfolio’s principal investment strategy); and

v.	Certain minor changes to various risk factors.

Please telephone the undersigned at 212.806.6658, or Janna Manes of this office at 212.806.6141, if you have any questions.

Very truly yours,

/s/ Lisa Goldstein

Lisa Goldstein

cc:	Janna Manes

February 20, 2015

Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC 20549
Attention: Deborah O’Neal-Johnson

Re:	The Lazard Funds, Inc. (Registration Nos.: 811-06312; 33-40682)

Ladies and Gentlemen:

At the request of the staff (the “Staff”) of the Securities and Exchange Commission (the “Commission”), the undersigned Registrant acknowledges the following:

•	the Registrant is responsible for the adequacy and accuracy of the disclosure in the filing;

•	Staff comments or changes to disclosure in response to Staff comments in the filing reviewed by the Staff do not foreclose the Commission from taking any action with respect to the filing; and

•	the Registrant may not assert Staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Sincerely,

THE LAZARD FUNDS, INC.

By:	/s/ Tamar Goldstein
Tamar Goldstein
Assistant Secretary